Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 45.2%

Communication Services - 6.8%
Diversified Telecommunication Services - 0.1%
Radius Global Infrastructure, Inc. - Class A*	11,839	$181,492
Verizon Communications, Inc.	3,096	172,695
		354,187
Entertainment - 1.8%
Activision Blizzard, Inc.	20,145	1,684,525
Electronic Arts, Inc.	12,644	1,820,230
Sea Ltd. - ADR (Taiwan)*	14,724	4,066,180
Ubisoft Entertainment S.A. - ADR (France)*	138,571	1,757,080
Ubisoft Entertainment S.A. (France)*	2,262	143,397
		9,471,412
Interactive Media & Services - 4.1%
Alphabet, Inc. - Class A*	3,323	8,953,923
Auto Trader Group plc (United Kingdom)*2	19,105	173,094
Facebook, Inc. - Class A*	27,724	9,878,061
Tencent Holdings Ltd. - Class H (China)	34,428	2,076,289
		21,081,367
Media - 0.8%
Charter Communications, Inc. - Class A*	4,473	3,328,136
Comcast Corp. - Class A	3,447	202,787
Omnicom Group, Inc.	398	28,982
Quebecor, Inc. - Class B (Canada)	8,703	227,690
S4 Capital plc (United Kingdom)*	28,023	270,327
		4,057,922
Total Communication Services		34,964,888
Consumer Discretionary - 4.9%
Distributors - 0.0%##
Genuine Parts Co.	272	34,522
Hotels, Restaurants & Leisure - 1.3%
Accor S.A. (France)*	3,787	134,023
Expedia Group, Inc.*	28,068	4,515,299
Hilton Worldwide Holdings, Inc.*	898	118,042
Hyatt Hotels Corp. - Class A*	23,825	1,902,903
Restaurant Brands International, Inc. (Canada)	2,711	184,863
		6,855,130
Household Durables - 0.8%
Garmin Ltd.	302	47,475
Nikon Corp. (Japan)	165,400	1,539,768
Sony Group Corp. - ADR (Japan)	17,348	1,809,396
Sony Group Corp. (Japan)	4,800	501,439
Whirlpool Corp.	119	26,363
		3,924,441
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 1.9%
Amazon.com, Inc.*	2,980	$9,916,218
Multiline Retail - 0.7%
Dollar General Corp.	9,538	2,218,920
Dollar Tree, Inc.*	17,064	1,702,817
		3,921,737
Specialty Retail - 0.1%
Best Buy Co., Inc.	424	47,636
The Home Depot, Inc.	731	239,907
Williams-Sonoma, Inc.	147	22,300
		309,843
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG (Germany)	435	157,885
lululemon athletica, Inc. *	424	169,672
		327,557
Total Consumer Discretionary		25,289,448
Consumer Staples - 5.0%
Beverages - 1.5%
Anheuser-Busch InBev S.A./N.V. (Belgium)	2,101	132,599
The Coca-Cola Co.	61,196	3,490,008
Diageo plc (United Kingdom)	40,716	2,018,954
Heineken N.V. - ADR (Netherlands)	34,865	2,027,748
Heineken N.V. (Netherlands)	1,939	225,800
		7,895,109
Food & Staples Retailing - 0.5%
The Kroger Co.	1,228	49,980
Wal-Mart de Mexico S.A.B. de C.V. - ADR (Mexico)	63,093	2,071,974
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	45,117	148,635
Walmart, Inc.	1,651	235,350
		2,505,939
Food Products - 1.7%
Archer-Daniels-Midland Co.	832	49,687
Bunge Ltd.	291	22,590
Campbell Soup Co.	574	25,095
Conagra Brands, Inc.	886	29,672
Danone S.A. (France)	5,016	368,945
General Mills, Inc.	867	51,032
The Hershey Co.	308	55,095
The J.M. Smucker Co.	218	28,582
Kerry Group plc - Class A (Ireland)	1,141	169,189
The Kraft Heinz Co.	1,570	60,398
Mondelez International, Inc. - Class A	66,747	4,222,415
Nestle S.A. (Switzerland)	27,704	3,508,149
Tyson Foods, Inc. - Class A	578	41,304
		8,632,153

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.1%
The Clorox Co.	203	$36,721
Colgate-Palmolive Co.	992	78,864
Kimberly-Clark Corp.	438	59,445
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (Mexico)	91,300	148,052
The Procter & Gamble Co.	1,656	235,533
		558,615
Personal Products - 1.2%
Beiersdorf AG (Germany)	2,045	242,892
Unilever plc - ADR (United Kingdom)	99,902	5,747,362
		5,990,254
Total Consumer Staples		25,582,070
Energy - 2.8%
Energy Equipment & Services - 0.0%##
Schlumberger N.V.	4,983	143,660
Oil, Gas & Consumable Fuels - 2.8%
BP plc - ADR (United Kingdom)	36,396	880,055
Cameco Corp. (Canada)	142,188	2,530,947
ConocoPhillips	32,470	1,820,268
EOG Resources Inc	26 441	1 926 491
EQT Corp.*	111,467	2,049,878
Exxon Mobil Corp.	25,569	1,472,008
Jonah Energy Parent LLC*3	5,224	78,360
Pioneer Natural Resources Co.	12,387	1,800,698
Royal Dutch Shell plc - Class B - ADR (Netherlands)	15,820	625,681
TotalEnergies SE - ADR (France)	20,886	911,256
Tourmaline Oil Corp. (Canada)	9,696	264,705
		14,360,347
Total Energy		14,504,007
Financials - 3.1%
Banks - 0.2%
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	3,887	128,815
Citigroup, Inc.	1,814	122,663
Comerica, Inc.	286	19,637
Fifth Third Bancorp	1,112	40,354
FinecoBank Banca Fineco S.p.A. (Italy)*	32,215	576,856
Huntington Bancshares, Inc.	1,877	26,428
JPMorgan Chase & Co.	1,473	223,572
Regions Financial Corp.	1,642	31,608
U.S. Bancorp	1,622	90,086
		1,260,019
Capital Markets - 2.0%
Avanza Bank Holding AB (Sweden)	2,991	96,875
Deutsche Boerse AG (Germany)	2,435	406,314
Intercontinental Exchange, Inc.	32,969	3,950,675
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Intermediate Capital Group plc (United Kingdom)	7,839	$236,233
Moody's Corp.	10,208	3,838,208
S&P Global, Inc.	3,646	1,563,113
		10,091,418
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. - Class B*	6,472	1,801,093
Insurance - 0.6%
Admiral Group plc (United Kingdom)	12,060	569,697
The Allstate Corp.	441	57,352
Chubb Ltd.	515	86,901
Cincinnati Financial Corp.	298	35,128
Everest Re Group Ltd.	88	22,249
Fidelity National Financial, Inc.	599	26,721
The Hartford Financial Services Group, Inc.	575	36,582
The Travelers Companies, Inc.	358	53,313
W. R. Berkley Corp.	30,071	2,200,295
		3,088,238
Total Financials		16,240,768
Health Care - 6.6%
Biotechnology - 2.2%
BioMarin Pharmaceutical, Inc.*	42,797	3,283,814
Gilead Sciences, Inc.	1,378	94,104
Seagen, Inc.*	23,313	3,575,981
Vertex Pharmaceuticals, Inc.*	21,834	4,401,298
		11,355,197
Health Care Equipment & Supplies - 1.7%
Alcon, Inc. (Switzerland)	57,032	4,151,930
Getinge AB - Class B (Sweden)	8,127	353,175
IDEXX Laboratories, Inc.*	2,811	1,907,348
Medtronic plc	18,333	2,407,306
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	128,000	229,660
		9,049,419
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	245	34,741
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.	3,810	2,057,438
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	2,030	137,776
Dechra Pharmaceuticals plc (United Kingdom)	4,079	281,790
Johnson & Johnson	34,409	5,925,230
Merck & Co., Inc.	2,061	158,429
Novartis AG - ADR (Switzerland)	44,752	4,134,637
Organon & Co.*	206	5,976

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Perrigo Co. plc	5,045	$242,311
Zoetis, Inc.	4,794	971,744
		11,857,893
Total Health Care		34,354,688
Industrials - 2.6%
Aerospace & Defense - 0.1%
Airbus SE (France)*	897	123,040
General Dynamics Corp.	360	70,571
L3Harris Technologies, Inc.	275	62,354
Lockheed Martin Corp.	281	104,439
Northrop Grumman Corp.	204	74,056
		434,460
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	269	23,987
Airlines - 0.4%
Controladora Vuela Cia de Aviacion
S.A.B. de C.V. - ADR (Mexico)*	10,570	233,386
Ryanair Holdings plc - ADR (Ireland)*	19,024	2,074,377
		2,307,763
Building Products - 0.0%##
A. O. Smith Corp.	341	23,983
Assa Abloy AB - Class B (Sweden)	3,921	125,771
Johnson Controls International plc	1,138	81,276
		231,030
Commercial Services & Supplies - 0.4%
Copart, Inc.*	13,149	1,932,903
Republic Services, Inc.	471	55,747
Waste Management, Inc.	526	77,985
		2,066,635
Electrical Equipment - 0.0%##
Eaton Corp. plc	515	81,396
Emerson Electric Co.	796	80,308
Hubbell, Inc.	117	23,454
		185,158
Industrial Conglomerates - 0.1%
3M Co.	572	113,222
Honeywell International, Inc.	617	144,248
		257,470
Machinery - 0.1%
Caterpillar, Inc.	539	111,438
Cummins, Inc.	223	51,758
Illinois Tool Works, Inc.	368	83,415
Snap-on, Inc.	108	23,542
		270,153
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp.	286	24,541
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Insperity, Inc.	21,736	$2,152,951
		2,177,492
Road & Rail - 1.0%
Canadian National Railway Co. (Canada)	29,427	3,196,655
Norfolk Southern Corp.	6,711	1,730,297
Union Pacific Corp.	602	131,694
		5,058,646
Trading Companies & Distributors - 0.0%##
Brenntag SE (Germany)	1,651	164,901
W. W. Grainger, Inc.	88	39,123
		204,024
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	13,200	80,422
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	850	97,503
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)*	544	98,584
		276,509
Total Industrials		13,493,327
Information Technology - 6.5%
Communications Equipment - 0.0%##
Cisco Systems, Inc.	3,321	183,884
Motorola Solutions, Inc.	245	54,860
		238,744
Electronic Equipment, Instruments & Components - 0.1%
Keyence Corp. (Japan)	200	111,401
Softwareone Holding AG (Germany)	9,927	254,782
		366,183
IT Services - 3.3%
Adyen N.V. (Netherlands)*2	78	211,384
Automatic Data Processing, Inc.	469	98,316
Broadridge Financial Solutions, Inc.	209	36,259
International Business Machines Corp.	861	121,367
Keywords Studios plc (Ireland)*	2,609	106,329
Mastercard, Inc. - Class A	14,592	5,631,636
PayPal Holdings, Inc.*	15,352	4,229,937
StoneCo Ltd. - Class A (Brazil)*	3,051	179,521
Switch, Inc. - Class A	15,085	311,656
TravelSky Technology Ltd. - Class H (China)	109,000	185,167
Visa, Inc. - Class A	24,612	6,064,151
		17,175,723
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc.	446	74,669
Intel Corp.	3,004	161,375

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	10,047	$1,959,065
QUALCOMM, Inc.	991	148,452
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	1,368	159,563
		2,503,124
Software - 2.6%
Fair Isaac Corp.*	4,669	2,446,136
Microsoft Corp.	22,841	6,507,629
Oracle Corp.	2,320	202,165
salesforce.com, Inc.*	8,126	1,965,923
ServiceNow, Inc.*	3,640	2,139,920
		13,261,773
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	415	33,030
Total Information Technology		33,578,577
Materials - 3.1%
Chemicals - 1.2%
Air Liquide S.A. - ADR (France)	83,671	2,910,077
Air Liquide S.A. (France)	2,254	391,990
Akzo Nobel N.V. (Netherlands)	927	114,510
CF Industries Holdings, Inc.	466	22,019
Eastman Chemical Co.	256	28,856
FMC Corp.	24,202	2,588,404
International Flavors & Fragrances, Inc.	358	53,929
Linde plc (United Kingdom)	464	142,629
RPM International, Inc.	265	22,946
		6,275,360
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	226,033	4,333,053
Packaging Corp. of America	191	27,026
		4,360,079
Metals & Mining - 1.1%
Agnico Eagle Mines Ltd. (Canada)	26,313	1,701,925
Barrick Gold Corp. (Canada)	78,729	1,713,930
Newmont Corp.	30,688	1,927,820
Nucor Corp.	535	55,651
Reliance Steel & Aluminum Co.	139	21,844
Steel Dynamics, Inc.	442	28,487
		5,499,657
Total Materials		16,085,096
Real Estate - 3.8%
Equity Real Estate Investment Trusts (REITS) - 3.8%
Agree Realty Corp.	1,824	137,074
American Campus Communities, Inc.	2,506	126,077
American Homes 4 Rent - Class A	7,887	331,254
American Tower Corp.	9,534	2,696,215
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Americold Realty Trust	3,824	$148,562
Apple Hospitality REIT, Inc.	7,426	111,019
AvalonBay Communities, Inc.	1,064	242,411
Brandywine Realty Trust	8,679	121,159
Camden Property Trust	1,248	186,439
CareTrust REIT, Inc.	4,302	103,764
Community Healthcare Trust, Inc.	3,633	181,032
Cousins Properties, Inc.	7,295	289,757
Digital Realty Trust, Inc.	2,021	311,557
Douglas Emmett, Inc.	3,171	105,911
Duke Realty Corp.	6,265	318,763
Equinix, Inc.	3,340	2,740,169
Equity LifeStyle Properties, Inc.	3,372	282,574
Essex Property Trust, Inc.	746	244,763
Extra Space Storage, Inc.	1,292	224,989
Flagship Communities REIT	6,506	114,896
Getty Realty Corp.	3,820	120,674
Healthcare Trust of America, Inc. - Class A	4,358	124,595
Healthpeak Properties, Inc.	4,704	173,907
Hibernia REIT plc (Ireland)	48,896	75,753
Innovative Industrial Properties, Inc.	477	102,550
Invitation Homes, Inc.	10,720	436,090
Kilroy Realty Corp.	2,467	170,889
Lamar Advertising Co. - Class A	751	80,057
Life Storage, Inc.	1,573	184,607
Mid-America Apartment Communities, Inc.	1,731	334,256
NexPoint Residential Trust, Inc.	1,380	81,339
Prologis, Inc.	8,074	1,033,795
Public Storage	1,448	452,471
Realty Income Corp.	977	68,673
Rexford Industrial Realty, Inc.	3,907	240,359
SBA Communications Corp.	16,383	5,586,439
Sun Communities, Inc.	2,234	438,110
Terreno Realty Corp.	2,272	155,314
UDR, Inc.	4,183	230,023
Ventas, Inc.	1,738	103,898
Welltower, Inc.	1,750	152,005
Total Real Estate		19,364,189
TOTAL COMMON STOCKS
(Identified Cost $177,833,616)		233,457,058

PREFERRED STOCKS - 0.1%

Information Technology - 0.0%##
Software - 0.0%##
Synchronoss Technologies, Inc., 8.375%, 6/30/2026	4,110	103,120

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

PREFERRED STOCKS (continued)

Materials - 0.1%
Metals & Mining - 0.1%
Ramaco Resources, Inc., 9.00%, 7/30/2026	20,500	$528,490
TOTAL PREFERRED STOCKS
(Identified Cost $615,128)		631,610

CORPORATE BONDS - 14.8%

Non-Convertible Corporate Bonds- 14.8%
Communication Services - 2.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc., 4.25%, 3/1/2027	1,018,000	1,164,668
Lumen Technologies, Inc., 7.50%, 4/1/2024	95,000	106,848
Verizon Communications, Inc., 4.272%, 1/15/2036	3,050,000	3,660,384
		4,931,900
Interactive Media & Services - 1.0%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	4,415,000	4,942,214
Media - 0.0%##
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/2026[2]	135,000	136,350
Sirius X.M. Radio, Inc., 4.00%, 7/15/2028[2]	100,000	103,125
		239,475
Total Communication Services		10,113,589

Consumer Discretionary - 0.9%
Auto Components - 0.0%##
The Goodyear Tire & Rubber Co., 5.00%, 7/15/2029[2]	155,000	163,055
Automobiles - 0.0%##
Ford Motor Co., 9.00%, 4/22/2025	165,000	203,107
Hotels, Restaurants & Leisure - 0.3%
Expedia Group, Inc., 4.625%, 8/1/2027	1,170,000	1,334,694
Household Durables - 0.1%
STL Holding Co. LLC, 7.50%, 2/15/2026[2]	195,000	205,238
Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	2,440,000	2,733,254
Specialty Retail - 0.0%##
Bed Bath & Beyond, Inc., 4.915%, 8/1/2034	105,000	101,850
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Macy's Retail Holdings LLC, 4.50%, 12/15/2034	105,000	$97,125
		198,975
Total Consumer Discretionary		4,838,323

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Alliance Resource Operating Partners LP - Alliance Resource Finance Corp., 7.50%, 5/1/2025[2]	95,000	95,950
BP Capital Markets America, Inc., 3.06%, 6/17/2041	3,340,000	3,439,519
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]	200,000	196,000
Energy Transfer LP, 6.50%, 2/1/2042	2,728,000	3,587,328
Energy Ventures Gom LLC - EnVen Finance Corp., 11.75%, 4/15/2026[2]	70,000	72,800
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	2,299,000	3,321,132
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[2]	155,000	138,725
Navigator Holdings Ltd., 8.00%, 9/10/2025[2]	150,000	156,750
New Fortress Energy, Inc., 6.75%, 9/15/2025[2]	145,000	147,903
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	160,000	152,400
Oasis Midstream Partners LP - OMP Finance Corp., 8.00%, 4/1/2029[2]	150,000	156,000
Penn Virginia Escrow LLC, 9.25%, 8/15/2026	150,000	148,649
PetroTal Corp. (Peru), 12.00%, 2/16/2024[2]	115,000	118,450
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	3,211,000	3,819,199
Talos Production, Inc., 12.00%, 1/15/2026	150,000	156,282
The Williams Companies, Inc., 2.60%, 3/15/2031	2,630,000	2,704,927
Total Energy		18,412,014

Financials - 2.4%
Banks - 1.6%
Bank of America Corp., 6.11%, 1/29/2037	1,550,000	2,154,256
Citigroup, Inc., 4.45%, 9/29/2027	2,135,000	2,462,254
JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[4]	2,838,000	3,016,689

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Lloyds Bank plc (United Kingdom) (3 mo.
LIBOR US + 11.756%), 12.00%[2,4,5]	480,000	$511,800
		8,144,999
Capital Markets - 0.7%
Blackstone Secured Lending Fund,
2.75%, 9/16/2026	1,300,000	1,331,976
Drawbridge Special Opportunities
Fund LP - Drawbridge Special
Opportunities Finance Corporation,
3.875%, 2/15/2026[2]	250,000	258,756
Icahn Enterprises LP - Icahn
Enterprises Finance Corp., 5.25%,
5/15/2027	145,000	152,431
Owl Rock Technology Finance Corp.,
3.75%, 6/17/2026[2]	1,290,000	1,373,075
StoneX Group, Inc., 8.625%,
6/15/2025[2]	140,000	152,064
		3,268,302
Consumer Finance - 0.1%
Navient Corp.
6.75%, 6/25/2025	95,000	105,801
5.625%, 8/1/2033	105,000	101,981
PRA Group, Inc., 7.375%, 9/1/2025[2]	145,000	156,237
SLM Corp., 5.125%, 4/5/2022	125,000	127,500
		491,519
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%,
8/15/2023[2]	133,000	137,950
Insurance - 0.0%##
Enact Holdings, Inc., 6.50%,
8/15/2025[2]	140,000	151,805
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Arbor Realty Trust, Inc., 8.00%,
4/30/2023[2]	155,000	163,662
Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	95,000	103,194

Total Financials		12,461,431

Health Care - 0.4%
Health Care Providers & Services - 0.4%
HCA, Inc., 4.125%, 6/15/2029	1,617,000	1,843,979
Pharmaceuticals - 0.0%##
Bausch Health Companies, Inc.,
5.00%, 2/15/2029[2]	155,000	145,506

Total Health Care		1,989,485

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 3.3%
Airlines - 0.6%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[2]	203,418	$226,828
Southwest Airlines Co., 5.25%,
5/4/2025	2,237,000	2,553,311
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%,
3/1/2026	93,096	96,395
United Airlines Pass-Through Trust,
Series 2019-2, Class B, 3.50%,
5/1/2028	474,767	471,483
		3,348,017
Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom)
(3 mo. LIBOR US + 8.500%), 8.668%,
5/12/2025[2,6]	200,000	198,000
CPI CG, Inc., 8.625%, 3/15/2026[2]	145,000	154,453
Prime Security Services Borrower
LLC - Prime Finance, Inc., 5.75%,
4/15/2026[2]	190,000	208,050
		560,503
Construction & Engineering - 0.1%
Brundage-Bone Concrete Pumping
Holdings, Inc., 6.00%, 2/1/2026[2]	145,000	151,525
Dycom Industries, Inc., 4.50%,
4/15/2029[2]	150,000	151,875
		303,400
Electrical Equipment - 0.0%##
EnerSys, 4.375%, 12/15/2027[2]	90,000	94,050
Industrial Conglomerates - 0.4%
General Electric Co., (3 mo. LIBOR US
+ 3.330%), 3.449%[4,5]	2,321,000	2,271,678
Machinery - 0.0%##
Titan International, Inc., 7.00%,
4/30/2028[2]	140,000	146,020
Marine - 0.1%
American Tanker, Inc. (Norway),
7.75%, 7/2/2025	250,000	256,667
Diana Shipping, Inc. (Greece), 8.375%,
6/22/2026[2]	150,000	154,350
		411,017
Road & Rail - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR
US + 2.350%), 6.613%, 12/15/2055[4]	1,140,000	1,293,900
Trading Companies & Distributors - 1.7%
Air Lease Corp., 3.625%, 4/1/2027	1,220,000	1,326,723
Ashtead Capital, Inc. (United Kingdom),
4.00%, 5/1/2028[2]	1,220,000	1,284,050

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Avolon Holdings Funding Ltd.
(Ireland), 2.75%, 2/21/2028[2]	6,110,000	$6,163,985
Fortress Transportation and
Infrastructure Investors LLC, 9.75%,
8/1/2027[2]	98,000	111,720
		8,886,478
Total Industrials		17,315,063

Materials - 0.5%
Chemicals - 0.0%##
Ashland LLC, 6.875%, 5/15/2043	20,000	25,600
Metals & Mining - 0.4%
Copper Mountain Mining Corp.
(Canada), 8.00%, 4/9/2026[2]	200,000	208,000
IAMGOLD Corp. (Burkina Faso),
5.75%, 10/15/2028[2]	155,000	159,263
Infrabuild Australia Pty Ltd. (Australia),
12.00%, 10/1/2024[2]	155,000	165,075
Joseph T Ryerson & Son, Inc., 8.50%,
8/1/2028[2]	91,000	100,555
Newcastle Coal Infrastructure Group
Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,280,000	1,342,772
Northwest Acquisitions ULC -
Dominion Finco, Inc., 7.125%,
11/1/2022[7,8]	497,000	50
Tacora Resources, Inc. (Canada),
8.25%, 5/15/2026[2]	195,000	204,262
		2,179,977
Paper & Forest Products - 0.1%
Clearwater Paper Corp., 4.75%,
8/15/2028[2]	150,000	151,680

Total Materials		2,357,257

Real Estate - 1.7%
Equity Real Estate Investment Trusts (REITS) - 1.6%
American Tower Corp., 3.80%,
8/15/2029	2,793,000	3,142,580
Crown Castle International Corp.,
3.10%, 11/15/2029	2,332,000	2,507,374
HAT Holdings I LLC - HAT Holdings II
LLC, 3.375%, 6/15/2026[2]	150,000	152,007
IIP Operating Partnership LP, 5.50%,
5/25/2026[2]	200,000	209,068
SBA Tower Trust
1.884%, 1/15/2026[2]	520,000	526,797
2.328%, 1/15/2028[2]	1,800,000	1,885,437
		8,423,263

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development - 0.1%
Forestar Group, Inc., 3.85%,
5/15/2026[2]	100,000	$101,000
The Howard Hughes Corp., 4.125%,
2/1/2029[2]	155,000	153,582
		254,582
Total Real Estate		8,677,845

Utilities - 0.0%##
Independent Power and Renewable Electricity Producers - 0.0%##
Vistra Operations Co. LLC, 4.375%,
5/1/2029[2]	150,000	153,750

TOTAL CORPORATE BONDS
(Identified Cost $72,693,828)		76,318,757

MUTUAL FUND - 0.8%

iShares Broad USD Investment Grade
Corporate Bond ETF
(Identified Cost $3,957,280)	64,425	3,946,031

U.S. TREASURY SECURITIES - 19.7%

U.S. Treasury Bonds - 2.1%
U.S. Treasury Bond
3.875%, 8/15/2040	3,800,000	5,134,156
3.00%, 5/15/2047	4,622,000	5,684,338

Total U.S. Treasury Bonds
(Identified Cost $10,416,706)		10,818,494
U.S. Treasury Notes - 17.6%
U.S. Treasury Note
2.50%, 5/15/2024	19,030,000	20,190,384
2.125%, 5/15/2025	19,355,000	20,523,860
1.625%, 5/15/2026	33,285,000	34,773,724
2.375%, 5/15/2027	14,465,000	15,735,773

Total U.S. Treasury Notes
(Identified Cost $90,946,159)		91,223,741
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $101,362,865)		102,042,235

ASSET-BACKED SECURITIES - 7.7%

BRSP Ltd., Series 2021-FL1, Class A,
(1 mo. LIBOR US + 1.150%), 1.25%,
8/19/2038[2,6]	1,100,000	1,099,998
Hertz Vehicle Financing LLC, Series
2021-1A, Class A, 1.21%, 12/26/2025[2]	1,600,000	1,610,395
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%,
7/15/2060[2]	975,282	996,958

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

CF Hippolyta LLC (continued)
Series 2020-1, Class A2, 1.99%,
7/15/2060[2]	852,495	$870,376
CLI Funding VIII LLC, Series 2021-1A,
Class A, 1.64%, 2/18/2046[2]	1,965,023	1,963,428
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%,
1/25/2047[2]	1,025,673	1,052,074
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%,
2/15/2029[2]	1,583,000	1,609,019
Series 2020-3A, Class A, 1.24%,
10/15/2029[2]	2,230,000	2,254,764
Series 2021-2A, Class A, 0.96%,
2/15/2030[2]	1,800,000	1,805,044
Goodgreen Trust, Series 2020-1A,
Class A, 2.63%, 4/15/2055[2]	1,481,396	1,537,508
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo.
LIBOR US + 0.850%), 0.939%,
12/17/2036[2,6]	576,062	576,964
Series 2017-SFR2, Class B, (1 mo.
LIBOR US + 1.150%), 1.239%,
12/17/2036[2,6]	476,920	477,516
Navient Private Education Refi Loan
Trust, Series 2020-FA, Class A,
1.22%, 7/15/2069[2]	1,008,597	1,014,906
Navient Student Loan Trust
Series 2014-1, Class A3, (1 mo.
LIBOR US + 0.510%), 0.599%,
6/25/2031[6]	1,252,602	1,246,492
Series 2020-1A, Class A1B, (1 mo.
LIBOR US + 1.050%), 1.139%,
6/25/2069[2,6]	1,884,687	1,934,435
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo.
LIBOR US + 0.700%), 0.789%,
2/25/2045[2,6]	319,550	318,369
Series 2013-5A, Class A, (1 mo.
LIBOR US + 0.630%), 0.719%,
1/25/2037[2,6]	446,301	447,685
Series 2014-5A, Class A, (1 mo.
LIBOR US + 0.550%), 0.639%,
7/25/2046[2,6]	1,672,860	1,667,576
Series 2015-2A, Class A2, (1 mo.
LIBOR US + 0.600%), 0.689%,
9/25/2047[2,6]	628,898	630,475
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%,
2/15/2027[2]	54,001	55,686
Series 2020-1A, Class A2, 3.101%,
2/15/2028[2]	1,371,000	1,410,805
Progress Residential Trust, Series
2019-SFR2, Class A, 3.147%,
5/17/2036[2]	1,593,840	1,618,760

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series
2005-7, Class A4, (3 mo. LIBOR US +
0.150%), 0.275%, 10/25/2029[6]	915,723	$911,407
SMB Private Education Loan Trust
Series 2019-B, Class A2A, 2.84%,
6/15/2037[2]	2,188,823	2,291,131
Series 2020-A, Class A2A, 2.23%,
9/15/2037[2]	1,879,000	1,940,939
SoFi Consumer Loan Program LLC,
Series 2016-1, Class A, 3.26%,
8/25/2025[2]	16,568	16,602
SoFi Consumer Loan Program Trust
Series 2019-2, Class A, 3.01%,
4/25/2028[2]	44,160	44,246
Series 2019-3, Class A, 2.90%,
5/25/2028[2]	25,374	25,449
SoFi Professional Loan Program LLC
Series 2016-E, Class A2B, 2.49%,
1/25/2036[2]	57,518	58,001
Series 2017-F, Class A2FX, 2.84%,
1/25/2041[2]	180,975	185,346
SoFi Professional Loan Program Trust
Series 2018-B, Class A2FX, 3.34%,
8/25/2047[2]	708,878	727,958
Series 2020-A, Class A2FX, 2.54%,
5/15/2046[2]	1,126,000	1,165,487
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%,
10/25/2056[2,9]	674,015	684,530
Series 2017-1, Class A1, 2.75%,
10/25/2056[2,9]	493,224	500,603
Series 2019-HY1, Class A1, (1 mo.
LIBOR US + 1.000%), 1.092%,
10/25/2048[2,6]	554,850	558,745
Tricon American Homes, Series 2020-
SFR1, Class A, 1.499%, 7/17/2038[2]	57,947	58,367
Tricon American Homes Trust, Series
2017-SFR2, Class A, 2.928%,
1/17/2036[2]	1,497,568	1,533,260
TRP LLC, Series 2021-1, Class A,
2.07%, 6/19/2051[2]	1,497,952	1,504,051
Vantage Data Centers LLC, Series
2020-1A, Class A2, 1.645%,
9/15/2045[2]	1,250,000	1,261,089
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $39,103,270)		39,666,444

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%

Citigroup Mortgage Loan Trust, Inc.,
Series 2021-INV1, Class A3A, 2.50%,
5/1/2051[2,9]	747,649	766,845
CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[2,9]	135,672	137,681

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%,
8/25/2043[2,9]	205,709	$208,755
Series 2013-IVR2, Class A2, 3.00%,
4/25/2043[2,9]	519,217	531,574
Series 2013-IVR3, Class A1, 2.50%,
5/25/2043[2,9]	378,913	383,294
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[2,9]	245,317	249,000
Series 2014-IVR3, Class A1, 3.50%,
7/25/2044[2,9]	100,505	102,644
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	152,600	156,433
Fannie Mae-Aces, Series 2017-M15,
Class A1, 2.959%, 9/25/2027[9]	1,376,986	1,474,376
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%,
12/10/2036[2]	1,541,000	1,625,332
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series K016, Class X1 (IO), 1.497%,
10/25/2021[9]	2,077,947	88
Series K017, Class X1 (IO), 1.283%,
12/25/2021[9]	4,468,937	204
Series K021, Class X1 (IO), 1.376%,
6/25/2022[9]	10,638,072	68,474
Series K030, Class X1 (IO), 0.152%,
4/25/2023[9]	55,373,974	126,868
Series K032, Class X1 (IO), 0.084%,
5/25/2023[9]	35,680,972	66,188
Freddie Mac REMICS, Series 4791,
Class BA, 4.00%, 3/15/2044	26,979	26,970
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO),
0.10%, 6/25/2046[2]	140,738,510	148,085
Series 2014-K37, Class B, 4.560%,
1/25/2047[2,9]	1,977,000	2,149,228
Series 2014-K41, Class B, 3.833%,
11/25/2047[2,9]	48,000	52,248
Government National Mortgage
Association, Series 2017-54, Class
AH, 2.60%, 12/16/2056	1,289,779	1,339,302
GS Mortgage Securities Corp. Trust,
Series 2019-70P, Class A, (1 mo.
LIBOR US + 1.000%), 1.093%,
10/15/2036[2,6]	1,342,000	1,341,983
GS Mortgage-Backed Securities
Trust, Series 2021-PJ6, Class A8,
2.466%, 11/1/2051[2,9]	1,146,044	1,177,426
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%,
3/25/2043[2,9]	183,214	185,757
Series 2013-2, Class A2, 3.50%,
5/25/2043[2,9]	169,939	172,549
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[2,9]	430,531	440,098

		SHARES/
		PRINCIPAL
		AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust (continued)
Series 2017-2, Class A3, 3.50%,
5/25/2047[2,9]		21,806	$22,180
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[2,9]		395,829	422,341
Series 2015-2A, Class A1, 3.75%,
8/25/2055[2,9]		468,679	497,352
Series 2016-4A, Class A1, 3.75%,
11/25/2056[2,9]		548,888	583,534
PMT Loan Trust, Series 2013-J1, Class
A9, 3.50%, 9/25/2043[2,9]		419,971	427,771
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%,
4/1/2051[2,9]		1,399,531	1,421,617
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%,
2/25/2043[9]		414,478	417,220
Series 2013-6, Class A2, 3.00%,
5/25/2043[9]		721,552	729,687
Series 2013-7, Class A2, 3.00%,
6/25/2043[9]		232,251	234,993
Series 2013-8, Class A1, 3.00%,
6/25/2043[9]		291,341	294,830
Series 2017-6, Class A19, 3.50%,
9/25/2047[2,9]		159,123	161,768
Series 2020-1, Class A1, 3.50%,
2/25/2050[2,9]		133,069	136,085
Series 2020-1, Class A4, 3.50%,
2/25/2050[2,9]		6,614	6,632
Starwood Retail Property Trust, Series
2014-STAR, Class A, (1 mo. LIBOR
US + 1.470%), 1.563%, 11/15/2027[2,6]		1,910,953	1,261,229
Sutherland Commercial Mortgage
Trust, Series 2019-SBC8, Class A,
2.86%, 4/25/2041[2,9]		215,069	216,547
Waikiki Beach Hotel Trust, Series
2019-WBM, Class A, (1 mo. LIBOR
US + 1.050%), 1.143%, 12/15/2033[2,6]		1,204,000	1,204,003
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%,
1/20/2045[2,9]		148,334	150,469

TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $21,709,211)			21,119,660

FOREIGN GOVERNMENT BONDS - 0.2%

Canadian Government Bond
(Canada), 2.75%, 6/1/2022	CAD	433,000	354,291
Mexican Government Bond
(Mexico), 6.50%, 6/9/2022	MXN	5,621,000	284,729
(Mexico), 7.75%, 5/29/2031	MXN	1,081,000	57,609
Mexico Government International
Bond (Mexico), 4.125%, 1/21/2026		200,000	225,248

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Republic of Italy Government
International Bond (Italy), 2.375%,
10/17/2024	380,000	$396,382
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,448,575)		1,318,259

MUNICIPAL BONDS - 1.2%

Clark County, Public Impt., Series A,
G.O. Bond, 1.51%, 11/1/2028	2,530,000	2,550,189
Hawaii, Series GC, G.O. Bond, 2.682%,
10/1/2038	1,835,000	1,931,980
New York City Transitional Finance
Authority, Future Tax Secured,
Public Impt., Revenue Bond,
1.58%, 5/1/2024	685,000	704,235
South Carolina Public Service
Authority, Series B, Revenue Bond,
2.329%, 12/1/2028	955,000	1,000,744
TOTAL MUNICIPAL BONDS
(Identified Cost $6,092,105)		6,187,148

U.S. GOVERNMENT AGENCIES - 4.1%

Mortgage-Backed Securities - 4.1%
Fannie Mae
Pool #995233, UMBS, 5.50%, 10/1/2021	1	1
Pool #888017, UMBS, 6.00%, 11/1/2021	63	63
Pool #995329, UMBS, 5.50%, 12/1/2021	358	359
Pool #888136, UMBS, 6.00%, 12/1/2021	287	287
Pool #888810, UMBS, 5.50%, 11/1/2022	359	362
Pool #AD0462, UMBS, 5.50%, 10/1/2024	5,550	5,791
Pool #MA3463, UMBS, 4.00%, 9/1/2033	698,373	741,875
Pool #MA1834, UMBS, 4.50%, 2/1/2034	358,676	392,401
Pool #MA1903, UMBS, 4.50%, 5/1/2034	371,668	406,622
Pool #745418, UMBS, 5.50%, 4/1/2036	316,331	366,990
Pool #889576, UMBS, 6.00%, 4/1/2038	239,530	284,131
Pool #MA3412, UMBS, 3.50%, 7/1/2038	502,081	534,578
Pool #995196, UMBS, 6.00%, 7/1/2038	523,223	621,696
Pool #AD0207, UMBS, 6.00%, 10/1/2038	89,342	106,160

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AD0220, UMBS, 6.00%, 10/1/2038	27,530	$32,711
Pool #AD0307, UMBS, 5.50%, 1/1/2039	7,389	8,610
Pool #MA0258, UMBS, 4.50%, 12/1/2039	438,253	487,640
Pool #AL1595, UMBS, 6.00%, 1/1/2040	335,411	397,203
Pool #AL0152, UMBS, 6.00%, 6/1/2040	485,608	574,339
Pool #MA4203, UMBS, 2.50%, 12/1/2040	3,144,246	3,283,147
Pool #AL7068, UMBS, 4.50%, 9/1/2042	141,045	156,712
Pool #AX5234, UMBS, 4.50%, 11/1/2044	509,497	560,051
Pool #AZ9215, UMBS, 4.00%, 10/1/2045	365,216	395,903
Pool #BD1381, UMBS, 3.50%,6/1/2046	84,993	90,880
Pool #BE7845, UMBS, 4.50%, 2/1/2047	80,744	87,779
Pool #AL8674, 5.646%, 1/1/2049	1,265,046	1,439,533
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	1,110	1,116
Pool #G12655, 6.00%, 5/1/2022	996	1,003
Pool #G12988, 6.00%, 1/1/2023	1,909	1,946
Pool #G13078, 6.00%, 3/1/2023	2,685	2,735
Pool #G13331, 5.50%, 10/1/2023	1,920	1,971
Pool #C91762, 4.50%, 5/1/2034	433,290	472,998
Pool #C91771, 4.50%, 6/1/2034	7,372	8,068
Pool #C91780, 4.50%, 7/1/2034	10,782	11,800
Pool #G03696, 5.50%, 1/1/2038	787	917
Pool #G03781, 6.00%, 1/1/2038	106,529	125,452
Pool #G03926, 6.00%, 2/1/2038	127,849	151,852
Pool #G04731, 5.50%, 4/1/2038	138,145	160,986
Pool #G08273, 5.50%, 6/1/2038	168,098	195,976
Pool #G04601, 5.50%, 7/1/2038	12,025	14,009
Pool #G04587, 5.50%, 8/1/2038	10,167	11,842
Pool #G05900, 6.00%, 3/1/2040	61,138	72,197
Pool #G05906, 6.00%, 4/1/2040	82,611	97,990
Pool #A92889, 4.50%, 7/1/2040	817,224	913,111
Pool #RB5108, UMBS, 2.00%, 4/1/2041	3,920,536	4,039,669
Pool #G60183, 4.00%, 12/1/2044	336,769	366,082
Pool #Q37592, 4.00%, 12/1/2045	157,747	173,017
Pool #G08772, 4.50%, 7/1/2047	104,762	113,814
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	202,855	215,823
Pool #SD8107, UMBS, 2.50%, 11/1/2050	3,035,083	3,162,227

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $20,731,759)		21,292,425

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 2.0%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[10]
(Identified Cost $10,491,460)	10,491,460	$10,491,460

TOTAL INVESTMENTS - 99.9%
(Identified Cost $456,039,097)		516,471,087
OTHER ASSETS, LESS LIABILITIES - 0.1%		504,222
NET ASSETS - 100%		$516,975,309

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $78,467,268, which represented 15.2% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2021.

5Security is perpetual in nature and has no stated maturity date.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2021.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017 and on dates between May 8, 2020 and September 18, 2020 at an aggregate cost of $89,149. The value of the security at July 31, 2021 was $50, or less than 0.1% of the Series’ Net Assets.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2021.

10Rate shown is the current yield as of July 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is

Investment Portfolio - July 31, 2021

(unaudited)

significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$34,964,888	$32,301,781	$2,663,107	$—
Consumer Discretionary	25,289,448	22,956,333	2,333,115	—
Consumer Staples	25,582,070	18,915,542	6,666,528	—
Energy	14,504,007	14,425,647	—	78,360
Financials	16,240,768	14,354,793	1,885,975	—
Health Care	34,354,688	33,490,063	864,625	—
Industrials	13,493,327	13,079,615	413,712	—
Information Technology	33,578,577	32,709,514	869,063	—
Materials	16,085,096	15,578,596	506,500	—
Real Estate	19,364,189	19,288,436	75,753	—
Preferred securities:
Information Technology	103,120	103,120	—	—
Materials	528,490	528,490	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	123,334,660	—	123,334,660	—
States and political subdivisions (municipals)	6,187,148	—	6,187,148	—
Corporate debt:
Communication Services	10,113,589	—	10,113,589	—
Consumer Discretionary	4,838,323	—	4,838,323	—
Energy	18,412,014	—	18,412,014	—
Financials	12,461,431	—	12,461,431	—
Health Care	1,989,485	—	1,989,485	—
Industrials	17,315,063	—	17,315,063	—
Materials	2,357,257	—	2,357,257	—
Real Estate	8,677,845	—	8,677,845	—
Utilities	153,750	—	153,750	—
Asset-backed securities	39,666,444	—	39,666,444	—
Commercial mortgage-backed securities	21,119,660	—	21,119,660	—
Foreign government bonds	1,318,259	—	1,318,259	—
Mutual fund	3,946,031	3,946,031	—	—
Short-Term Investment	10,491,460	10,491,460	—	—
Total assets	$516,471,087	$232,169,421	$284,223,306	$78,360

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.